Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, minimum	48.00%	42.00%	38.00%
Volatility, maximum	50.00%	48.00%	42.00%
Risk-free interest rate, minimum	0.80%	1.10%	1.00%
Risk-free interest rate, maximum	1.40%	1.20%	1.70%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	3 years 4 months 24 days	3 years 4 months 24 days	3 years 3 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	4 years	3 years 10 months 24 days	4 years 10 months 24 days